Nature of Business and Summary of Significant Accounting Policies, Allowance for Doubtful Accounts (Q1) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Allowance for doubtful accounts			$ 0.0
Maximum [Member]
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Allowance for doubtful accounts	$ 0.1	$ 0.1